Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 28,549	$ 33,790
Work in progress	697	486
Finished products	30,447	34,535
Inventories, Net	59,693	68,811
Inventory write-off	3,939	$ 7,731	$ 1,980
Outstanding inventory purchase orders	$ 45,157